Financial instruments (Schedule of fair value measurement) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Cash	$ 225,665	$ 270,989	$ 439,135
Deferred Rosemont acquisition consideration	9,163	17,805
Wheaton refund liability	6,383	5,424
Gold prepayment liability	71,208	140,008	$ 137,031
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Cash	225,665	270,989
Restricted cash	486	437
Trade and other receivables	87,638	172,890
Non-hedge derivative assets	577	7,430
Investments	9,799	11,158
Total financial assets	324,165	462,904
Trade and other payables	195,872	189,179
Deferred Rosemont acquisition consideration	18,876	27,518
Agreements with communities	35,870	33,947
Wheaton refund liability	7,744	5,424
Senior unsecured notes	1,094,988	1,239,018
Gold prepayment liability	71,208	140,008
Non-hedge derivative liabilities	17,995	12,451
Total financial liabilities	1,442,553	1,647,545
Carrying Amounts [Member]
Disclosure of fair value measurement of assets [line items]
Cash	225,665	270,989
Restricted cash	486	437
Trade and other receivables	87,638	172,890
Non-hedge derivative assets	577	7,430
Investments	9,799	11,158
Total financial assets	324,165	462,904
Trade and other payables	195,872	189,179
Deferred Rosemont acquisition consideration	18,876	27,518
Agreements with communities	42,493	36,273
Wheaton refund liability	6,383	5,424
Senior unsecured notes	1,188,132	1,185,805
Gold prepayment liability	71,208	140,008
Non-hedge derivative liabilities	17,995	12,451
Total financial liabilities	$ 1,540,959	$ 1,596,658